ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll and other benefits	$ 2,030,035	$ 2,094,536	$ 1,659,577
Accrued interest	72,844	437,569	138,605
Deferred revenue		378,850	20,631
Accrued professional fees	69,449	104,602	126,384
Other accrued expenses	$ 64,206	67,848
D&O insurance financing payable		33,660	52,530
Accrued rent and facilities costs		24,584	160,544
Accrued travel and entertainment			30,000
Total accrued expenses and other current liabilities		$ 3,141,649	$ 2,188,271